Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue - Disaggregation of Revenue [Member] - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenue
Revenue from medical devices	$ 13,186,525	$ 6,000,000
Total revenues	13,186,525	6,000,000
Tax and surcharges	4,964
Net Revenues	$ 13,181,561	$ 6,000,000